787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 25, 2011

VIA EDGAR

Linda Stirling

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Dear Ms. Stirling:

On behalf of the AQR Funds (the “Registrant”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 19 (the “Amendment”), to the Registrant’s Registration Statements on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act because of certain material changes to the AQR Diversified Arbitrage Fund’s (the “Fund”), a series of the Trust, principal investment strategies whereby the Fund will be permitted to invest in corporate loans. The Fund has specifically revised the “Other Types of Alternative Investment Strategies” paragraph under the caption “Fund Summary: AQR Diversified Arbitrage Fund - Principal Investment Strategies of the Fund” to add corporate loans as a type of distressed investment in which the Fund can invest. In addition, the Fund has specifically revised the “Other Types of Alternative Investment Strategies” paragraph under the “Details About the AQR Diversified Arbitrage Fund – Principal Investment Strategies” caption to include corporate loans (See pages 13 and 39 of the Class N Shares Prospectus and pages 13 and 38 of the Class I Shares Prospectus that forms part of the Registration Statement).

As a result, the disclosure under “Fund Summary: AQR Diversified Arbitrage Fund - Principal Risks of Investing in the Fund” and “Risk Factors” has been revised to describe the risks associated with corporate loans, which is incorporated within the new “Distressed Investments” risk that was added to the Fund’s summary section and “Risk Factors” section in response to Comment 6 below. “Corporate Loans” risk disclosure has also been added to the Trust’s Statement of Additional Information (“SAI”) (See “Corporate Loans (AQR Diversified Arbitrage Fund)” on pages 3-4 of the SAI that forms part of the Registration Statement).

The Amendment also updates the financial statements and contains the Registrant’s responses to the telephonic comments provided by Linda Stirling of the staff (the “Staff”) of the Securities and

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

April 25, 2011

Exchange Commission (the “Commission”) on March 22, 2011 regarding the Registrant’s Post-Effective Amendment to its Registration Statement with respect to the AQR Diversified Arbitrage Fund (the “Fund”) filed with the Commission on February 25, 2011. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Registrant. The Registrant’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the relevant Registration Statement.

Prospectus: AQR Diversified Arbitrage Fund

Comment 1	Fee Table — Acquired Fund Fees and Expenses: Please confirm whether the Fund needs to provide a line item for acquired fund fees and expenses.

Response	The Fund has provided a line item for acquired fund fees and expenses.

Comment 2	Fee Table — Footnote 1: Please explain in the response letter why expenses relating to dividends on short sales are estimated.

Response	The expenses relating to dividends on short sales are not estimated and this footnote should not have been included in the filing. The footnote has been deleted.

Comment 3	Fee Table — Footnote 2: Please confirm that there has been no recapture of any waived fees.

Response:	The Fund confirms that it has not recaptured any waived fees for the fiscal year ended December 31, 2010 or any prior fiscal years.

Comment 4	Principal Investment Strategies: Please disclose whether the Fund plans to outperform the BofA Merrill Lynch 3 Month Treasury Bill Index before or after expenses.

Response	The requested change has been made. The fund plans to outperform the index after expenses.

Comment 5	Principal Investment Strategies: Please disclose the extent and purpose of the Fund’s derivative use. List all derivatives that will be used as part of the principal investment strategy.

Response	The requested changes have been made. Additional disclosure with respect to the extent and purpose of the Fund’s derivative use has been added. The derivatives that are used as part of the Fund’s principal investment strategy are disclosed in the second paragraph of the Fund’s Principal Investment Strategies section.

April 25, 2011

Comment 6	Principal Investment Strategies: Please either provide principal risk disclosure for SPACs, PIPEs, SEOs and distressed investments or delete these strategies from the Principal Investment Strategies section if they are non-principal investment strategies.

Response	The requested changes have been made. A principal risk has been added for each of these strategies.

Comment 7	Principal Risks: Please insert the words “junk” and “speculative” in the description of “Below Investment Grade Securities Risk.”

Response	The requested changes have been made.

Comment 8	Principal Risks: Please tailor the “Derivatives Risk” disclosure to reflect the Fund’s expected use of derivatives and the extent to which derivatives will be used.

Response	The requested changes have been made in connection with Comment 5.

Comment 9	Principal Risks: Please either disclose “Securities Lending” as a principal investment strategy or move from a principal risk to a non-principal risk.

Response	The requested change has been made. “Securities Lending” has been moved from a principal risk to a non-principal risk.

Comment 10	Average Annual Total Returns Table: Please add a more volatile index to the table. The BofA Merrill Lynch 3 Month Treasury Bill Index may remain as an additional index.

Response:	The Fund respectfully submits that it declines to replace the BofA Merrill Lynch 3 Month Treasury Bill Index (the “Index”) with another index because (i) the Fund believes the Index is the most appropriate index for the Fund, (ii) other broadly available indices published by independent third parties that would be better benchmarks for the Fund do not exist and (iii) the Index is used by most similar alternative strategy and absolute return funds, including funds offered by Altegris, Deutsche Bank, Eaton Vance, Managers Investment Group and Putnam. In addition, alternative investment strategies such as those employed by the Fund are specifically designed to have no (or extremely low) correlation to either equity markets or fixed income markets. For this reason, utilizing one of the traditional equity or fixed income indices as a benchmark index would be irrelevant and could be misleading to investors.

A statistical analysis of returns will show that alternative strategy returns correlate to the returns provided by risk-free investments (e.g., cash or T-Bills), and are not correlated to equity and fixed income markets. In this respect, the Index is the appropriate index for alternative strategy funds. It is important to

April 25, 2011

note, however, that while the Index best estimates the long-term returns of the Fund, it is not the best estimate of the expected volatility of the Fund. For this reason, the Principal Investment Strategies section of the Fund’s prospectus states that “[a]n investment in the Fund is more volatile than an investment in Treasury Bills, and is also not backed by the full faith and credit of the U.S. government.” The Fund’s prospectus also contains risk disclosure that the volatility of the Fund’s investments may cause its net asset value per share to experience significant appreciations or decreases in value over short periods of time. Furthermore, the prospectus is required to include bar charts showing calendar year returns as well as highest and lowest return quarters. In light of the disclosure related to the expected volatility of the Fund and the correlation of the returns of the Index to the expected returns of the Fund, the Fund believes that the Index is the most appropriate index for the Average Annual Total Returns Table.

Comment 11	Risk Factors: Please insert the words “junk” and “speculative” in the description of “Below Investment Grade Securities Risk.”

Response	The requested changes have been made.

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The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Registrant’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Registrant.

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Except as mentioned above, there have been no material changes to the Fund’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other AQR Funds. Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited review by the Staff.

The Trust, on behalf of the Fund, and its distributor, ALPS Distributors, Inc. have also filed requests for acceleration of the effective date of the Registration Statement so that the Registration Statement will become effective at 9:00 a.m. on April 29, 2011.

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April 25, 2011

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 303-1273.

Very truly yours,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	Rose F. DiMartino, Esq.

Brendan R. Kalb, Esq.

Nicole DonVito, Esq.